Angel Oak UltraShort Income ETF
Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 40.83%
Automobile ― 16.23%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$95,366	$94,162
ACM Auto Trust, Series 2023-2A, Class A, 7.970%, 6/20/2030 (a)	2,528,838	2,546,244
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.100%, 12/13/2027 (a)	1,500,000	1,500,510
American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029 (a)	4,400,000	4,504,306
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	144,900
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.460%, 4/17/2028 (a)	715,065	715,362
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	87,907	86,622
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	229,641	231,088
Avid Automobile Receivables Trust, Series 2021-1, Class C, 1.550%, 5/15/2026 (a)	176,730	176,288
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	400,000	400,734
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025 (a)	916,667	914,636
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026 (a)	1,965,000	1,898,976
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026 (a)	1,045,000	1,009,183
Carvana Auto Receivables Trust, Series 2023-P3, Class A2, 6.090%, 11/10/2026 (a)	983,880	986,446
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	2,309,621	2,266,297
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	704,013	661,019
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	171,475	160,795
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	25,314	23,738
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.650%, 5/15/2028 (a)	1,030,000	1,026,034
CPS Auto Receivables Trust, Series 2024-B, Class B, 6.040%, 10/16/2028 (a)	2,000,000	1,999,166
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.280%, 4/15/2030 (a)	2,912,000	2,891,898
DT Auto Owner Trust, Series 2022-2A, Class B, 4.220%, 1/15/2027 (a)	596,992	595,662
DT Auto Owner Trust, Series 2022-1A, Class C, 2.960%, 11/15/2027 (a)	1,446,979	1,433,871
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	300,000	301,313
DT Auto Owner Trust, Series 2022-3A, Class C, 7.690%, 7/17/2028 (a)	900,000	917,245
Exeter Automobile Receivables Trust, Series 2023-4A, Class A3, 6.060%, 9/15/2026	982,000	984,116
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 5.560%, 6/15/2027 (a)	3,000,000	2,965,485
Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,000,000	4,014,688
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.920%, 12/15/2028	2,390,000	2,376,277
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	707,025	702,650
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	600,000	578,614
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class D, 6.150%, 4/17/2028 (a)	2,000,000	1,993,568
GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.420%, 6/15/2028 (a)	2,400,000	2,401,392
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025 (a)	1,000,000	981,344
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560%, 12/26/2025 (a)	1,030,000	1,010,280
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.050%, 12/26/2025 (a)	500,000	490,636
Hyundai Auto Receivables Trust, Series 2023-C, Class A2B, 5.960% (SOFR30A + 0.630%), 1/15/2027 (c)	1,000,000	1,003,428
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	356,827	356,953
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.970%, 7/15/2026 (a)	103,921	104,127
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.292%, 7/15/2030 (a)	669,434	668,673
Prestige Auto Receivables Trust, Series 2024-1A, Class B, 5.710%, 5/15/2028 (a)	1,000,000	1,001,297
Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029 (a)	300,000	302,178
Research-Driven Pagaya Motor Asset Trust, Series 2023-3A, Class A, 7.130%, 1/26/2032 (a)	266,764	269,008
Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.540%, 3/25/2032 (a)	289,444	291,917
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.510%, 3/20/2028 (a)	163,046	162,731
Santander Consumer USA, Inc., Series 2022-5, Class B, 4.430%, 3/15/2027	4,000,000	3,974,268
Santander Consumer USA, Inc., Series 2022-6, Class B, 4.720%, 6/15/2027	2,000,000	1,985,160
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	4,170	4,177
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	100,000	100,101
Tesla Auto Lease Trust, Series 2021-B, Class D, 1.320%, 9/22/2025 (a)	450,000	446,463
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	258,370	258,635
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	88,589	87,490
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	50,000	18,760
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	13,926	13,935
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	500,000	493,272
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.120%, 11/15/2028 (a)	362,665	364,251
Westlake Automobile Receivables Trust, Series 2023-2A, Class A3, 5.800%, 2/16/2027 (a)	4,500,000	4,509,504
Westlake Automobile Receivables Trust, Series 2024-1A, Class A2A, 5.620%, 3/15/2027 (a)	1,500,000	1,499,547
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.480%, 9/15/2027 (a)	2,100,000	2,080,936
		65,982,356
Consumer ― 23.08%
ACHV ABS TRUST, Series 2023-1PL, Class C, 7.420%, 3/18/2030 (a)	1,300,000	1,312,420
ACHV ABS TRUST, Series 2023-2PL, Class C, 7.270%, 5/20/2030 (a)	1,025,000	1,031,216
ACHV ABS TRUST, Series 2023-3PL, Class C, 7.350%, 8/19/2030 (a)	750,000	755,888
ACHV ABS TRUST, Series 2023-4CP, Class B, 7.240%, 11/25/2030 (a)	650,000	655,184
ACHV ABS TRUST, Series 2024-1PL, Class B, 6.340%, 4/25/2031 (a)	1,300,000	1,298,968
ACHV ABS TRUST, Series 2024-1PL, Class C, 6.420%, 4/25/2031 (a)	500,000	500,176
Affirm Asset Securitization Trust, Series 2023-B, Class 1B, 7.440%, 9/15/2028 (a)	500,000	507,817
Affirm Asset Securitization Trust, Series 2023-X1, Class B, 7.770%, 11/15/2028 (a)	500,000	508,454
Affirm Asset Securitization Trust, Series 2024-X1, Class C, 6.570%, 5/15/2029 (a)(b)	1,500,000	1,507,281
AMCR ABS Trust, Series 2023-1A, Class A, 7.660%, 1/21/2031 (a)	2,549,967	2,569,908
Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.010%, 1/17/2028 (a)	54,987	55,133
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	1,693,158	1,677,144
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)	171,146	167,020
FREED ABS Trust, Series 2022-4FP, Class C, 8.590%, 12/18/2029 (a)	1,480,000	1,497,297
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	99,928	97,706
LL ABS Trust, Series 2022-2A, Class C, 8.400%, 5/15/2030 (a)	900,000	915,857
Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031 (a)	939,000	915,356
Marlette Funding Trust, Series 2022-3A, Class B, 5.950%, 11/15/2032 (a)	2,500,000	2,502,463
Marlette Funding Trust, Series 2023-1A, Class B, 6.500%, 4/15/2033 (a)	4,709,000	4,734,203
Marlette Funding Trust, Series 2023-1A, Class C, 7.200%, 4/15/2033 (a)	300,000	303,451
Marlette Funding Trust, Series 2023-3A, Class B, 6.710%, 9/15/2033 (a)	1,500,000	1,512,648
Marlette Funding Trust, Series 2023-3A, Class C, 7.060%, 9/15/2033 (a)	2,700,000	2,738,869
Momnt Technologies Trust, Series 2023-1A, Class A, 6.920%, 3/20/2045 (a)	151,276	151,891
Oportun Financial Corp., Series 2022-A, Class B, 5.250%, 6/9/2031 (a)	3,750,000	3,640,084
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)	176,452	171,268
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	123,126	120,788
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	4,549,398	4,453,233
Pagaya AI Debt Selection Trust, Series 2022-2, Class B, 6.630%, 1/15/2030 (a)	3,399,798	3,408,804
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	775,451	786,177
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	249,965	255,779
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	257,747	260,165
Pagaya AI Debt Selection Trust, Series 2023-5, Class A, 7.179%, 4/15/2031 (a)	524,804	527,798
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	549,995	556,028
Pagaya AI Debt Selection Trust, Series 2023-8, Class B, 7.958%, 6/16/2031 (a)	4,996,790	5,079,582
Pagaya AI Debt Selection Trust, Series 2024-1, Class A, 6.660%, 7/15/2031 (a)	4,914,172	4,938,448
Pagaya AI Debt Selection Trust, Series 2024-1, Class B, 7.109%, 7/15/2031 (a)	4,048,988	4,089,635
Pagaya AI Debt Selection Trust, Series 2023-7, Class A, 7.228%, 7/15/2031 (a)	792,254	796,988
Pagaya AI Debt Selection Trust, Series 2023-7, Class B, 7.549%, 7/15/2031 (a)	599,777	604,966
Pagaya AI Debt Selection Trust, Series 2024-2, Class A, 6.319%, 8/15/2031 (a)	4,900,000	4,909,491
Pagaya AI Debt Selection Trust, Series 2024-2, Class B, 6.611%, 8/15/2031 (a)	4,850,000	4,863,071
Pagaya AI Debt Selection Trust, Series 2024-3, Class A, 6.258%, 10/15/2031 (a)	600,000	600,830
Pagaya AI Debt Selection Trust, Series 2024-3, Class B, 6.571%, 10/15/2031 (a)	4,600,000	4,609,283
Prosper Marketplace Issuance Trust, Series 2023-1A, Class B, 7.480%, 7/16/2029 (a)	4,600,000	4,673,499
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.290%, 7/16/2029 (a)	2,800,000	2,843,434
Prosper Marketplace Issuance Trust, Series 2024-1A, Class A, 6.120%, 8/15/2029 (a)	750,000	751,403
Purchasing Power Funding, Series 2024-A, Class B, 6.430%, 8/15/2028 (a)	600,000	597,750
Reach ABS Trust, Series 2024-1A, Class B, 6.290%, 2/18/2031 (a)	2,100,000	2,105,483
Reach ABS Trust, Series 2024-1A, Class A, 6.300%, 2/18/2031 (a)	1,332,336	1,338,214
Reach ABS Trust, Series 2023-1A, Class B, 7.330%, 2/18/2031 (a)	1,000,000	1,013,952
Republic Finance Issuance Trust, Series 2020-A, Class A, 2.470%, 11/20/2030 (a)	94,640	93,944
Republic Finance Issuance Trust, Series 2020-A, Class B, 3.540%, 11/20/2030 (a)	550,000	539,610
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	138,056	139,402
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	200,000	206,706
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	541,152	535,495
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	481,208	473,039
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	223,849	216,272
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	380,789	374,422
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.300%, 5/20/2030 (a)	789,259	770,264
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	404,645	399,627
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	41,951	41,963
Upstart Securitization Trust, Series 2022-2, Class B, 6.100%, 5/20/2032 (a)	1,000,000	1,000,726
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	702,728	703,802
Upstart Securitization Trust, Series 2023-2, Class A, 6.770%, 6/20/2033 (a)	581,923	583,702
Upstart Securitization Trust, Series 2023-3, Class A, 6.900%, 10/20/2033 (a)	569,876	573,177
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A, 3.400%, 4/15/2030 (a)	1,507,037	1,483,028
		94,047,682
Credit Card ― 0.83%
American Express Travel Related Services Co., Inc., Series 2021-1, Class A, 0.900%, 11/15/2026	2,000,000	1,952,320
Capital One Financial Corp., Series 2022-A1, Class A1, 2.800%, 3/15/2027	1,000,000	977,754
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	450,000	454,384
		3,384,458
Equipment ― 0.69%
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	700,000	698,702
Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030 (a)	450,000	448,582
Octane Receivables Trust, Series 2023-2A, Class A2, 5.880%, 6/20/2031 (a)	356,867	357,339
Verizon Master Trust, Series 2023-5, Class A1B, 6.010% (SOFR30A + 0.680%), 9/8/2028 (c)	300,000	301,606
Verizon Master Trust, Series 2023-4, Class A1B, 6.180% (SOFR30A + 0.850%), 6/20/2029 (c)	1,000,000	1,006,575
		2,812,804
TOTAL ASSET-BACKED SECURITIES (Cost ― $165,858,573)		$166,227,300

Collateralized Loan Obligations ― 18.44%
ABPCI Direct Lending Fund CLO LLC, Series 2017-1X, Class A1R, 7.186% (TSFR3M + 1.862%), 4/20/2032 (c)	$1,500,000	$1,503,000
Apidos CLO Ltd., Series 2015-20A, Class A1RA, 6.689% (TSFR3M + 1.362%), 7/16/2031 (a)(c)	931,736	929,783
Atlas Senior Loan Fund Ltd., Series 2021-18A, Class X, 6.439% (TSFR3M + 1.112%), 1/18/2035 (a)(c)	466,667	466,658
Atrium CDO Corp., Series 13A, Class AR, 6.476% (TSFR3M + 1.150%), 11/21/2030 (a)(c)	4,702,978	4,709,318
Barings Middle Market CLO Ltd., Series 2019-IA, Class A1A, 7.340% (TSFR3M + 2.012%), 10/15/2031 (a)(c)	462,178	461,787
Cerberus Loan Funding LP, Series 2020-1A, Class A, 7.440% (TSFR3M + 2.112%), 10/15/2031 (a)(c)	103,420	103,345
CIFC Funding Ltd., Series 2015-1A, Class ARR, 6.696% (TSFR3M + 1.372%), 1/22/2031 (a)(c)	725,409	725,900
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 6.779% (TSFR3M + 1.462%), 10/17/2031 (a)(c)	519,572	518,816
Clover Credit Partners CLO Ltd., Series 2017-1A, Class B, 7.440% (TSFR3M + 2.112%), 10/15/2029 (a)(c)	3,560,000	3,566,572
Dryden CLO Ltd., Series 2019-72A, Class AR, 6.649% (TSFR3M + 1.342%), 5/15/2032 (a)(c)	6,730,000	6,736,568
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.680% (TSFR3M + 1.352%), 7/15/2031 (a)(c)	4,392,712	4,396,182
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.235% (TSFR3M + 1.912%), 10/25/2030 (a)(c)	564,596	567,045
Golub Capital Partners CLO Ltd., Series 2014-21A, Class AR, 7.055% (TSFR3M + 1.732%), 1/25/2031 (a)(c)	646,802	645,899
Golub Capital Partners CLO Ltd., Series 2018-36A, Class A, 6.834% (TSFR3M + 1.562%), 2/5/2031 (a)(c)	8,133,792	8,137,484
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.340% (TSFR3M + 1.012%), 4/15/2029 (a)(c)	3,913,488	3,911,727
Madison Park Funding Ltd., Series 2017-23A, Class AR, 6.556% (TSFR3M + 1.232%), 7/27/2031 (a)(c)	4,886,017	4,893,292
Madison Park Funding Ltd., Series 2021-52A, Class X, 6.486% (TSFR3M + 1.162%), 1/22/2035 (a)(c)	789,474	789,470
MCF CLO, Series 2018-1A, Class A1, 6.959% (TSFR3M + 1.632%), 7/18/2030 (a)(c)	676,331	676,331
Monroe Capital MML CLO Ltd., Series 2017-1A, Class B, 7.536% (TSFR3M + 2.212%), 4/22/2029 (a)(c)	3,000,000	3,002,220
Mountain View CLO Ltd., Series 2022-1A, Class X, 6.379% (TSFR3M + 1.050%), 4/15/2034 (a)(c)	3,000,000	2,999,883
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.509% (TSFR3M + 1.182%), 10/18/2030 (a)(c)	1,854,795	1,856,633
OCP CLO Ltd., Series 2014-6A, Class A1R2, 6.467% (TSFR3M + 1.150%), 10/17/2030 (a)(c)	5,000,000	4,999,820
OCP CLO Ltd., Series 2014-5A, Class A1R, 6.666% (TSFR3M + 1.342%), 4/26/2031 (a)(c)	4,091,048	4,092,545
Octagon Investment Partners Ltd., Series 2018-1A, Class A1A, 6.646% (TSFR3M + 1.322%), 1/20/2031 (a)(c)	3,973,009	3,978,333
Octagon Loan Funding, Series 2014-1A, Class ARR, 6.761% (TSFR3M + 1.442%), 11/18/2031 (a)(c)	7,890,000	7,902,632
Romark CLO Ltd., Series 2021-5A, Class X, 6.590% (TSFR3M + 1.262%), 1/15/2035 (a)(c)	1,157,895	1,157,873
Voya CLO Ltd., Series 2014-2A, Class A1RR, 6.599% (TSFR3M + 1.282%), 4/17/2030 (a)(c)	388,216	387,818
Voya CLO Ltd., Series 2022-3A, Class X, 6.925% (TSFR3M + 1.600%), 10/20/2036 (a)(c)	942,857	942,829
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $75,057,726)		$75,059,763

Commercial Mortgage-Backed Securities ― 1.70%
BRSP Ltd., Series 2021-FL1, Class AS, 7.033% (TSFR1M + 1.714%), 8/19/2038 (a)(c)	2,000,000	1,958,194
KREF Ltd., Series 2021-FL2, Class A, 6.501% (TSFR1M + 1.184%), 2/15/2039 (a)(c)	1,496,965	1,476,018
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class C, 7.131% (TSFR1M + 1.814%), 7/15/2036 (a)(c)	1,000,000	986,984
RIAL Issuer Ltd., Series 2022-FL8, Class A, 7.569% (TSFR1M + 2.250%), 1/19/2037 (a)(c)	2,000,000	2,007,822
TRTX Issuer Ltd., Series 2022-FL5, Class AS, 7.480% (SOFR30A + 2.150%), 2/15/2039 (a)(c)	500,000	492,947
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $6,921,063)		$6,921,965

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 11.12%
Federal Home Loan Mortgage Corp., Series K041, Class A2, 3.171%, 10/25/2024	1,078,290	1,067,059
Federal Home Loan Mortgage Corp., Series K729, Class AM, 3.200%, 11/25/2024	1,500,000	1,480,247
Federal Home Loan Mortgage Corp., Series K042, Class A2, 2.670%, 12/25/2024	4,220,000	4,155,569
Federal Home Loan Mortgage Corp., Series K045, Class A2, 3.023%, 1/25/2025	1,306,183	1,283,158
Federal Home Loan Mortgage Corp., Series K046, Class A2, 3.205%, 3/25/2025	1,384,085	1,357,792
Federal Home Loan Mortgage Corp., Series K732, Class A2, 3.700%, 5/25/2025	5,449,578	5,359,834
Federal Home Loan Mortgage Corp., Series K048, Class A2, 3.284%, 6/25/2025 (d)	1,900,000	1,859,790
Federal Home Loan Mortgage Corp., Series K049, Class A2, 3.010%, 7/25/2025	5,798,231	5,646,039
Federal Home Loan Mortgage Corp., Series K052, Class A2, 3.151%, 11/25/2025	5,000,000	4,850,155
Federal Home Loan Mortgage Corp., Series K054, Class A2, 2.745%, 1/25/2026	1,190,000	1,142,737
Federal Home Loan Mortgage Corp., Series K055, Class A2, 2.673%, 3/25/2026	300,000	286,578
Federal Home Loan Mortgage Corp., Series K056, Class A2, 2.525%, 5/25/2026	250,000	237,470
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.722% (SOFR30A + 0.400%), 6/25/2027 (c)	214,829	214,507
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 5.502% (SOFR30A + 0.180%), 1/25/2028 (c)	724,562	718,888
Federal Home Loan Mortgage Corp., Series K-F46, Class A, 5.657% (SOFR30A + 0.334%), 3/25/2028 (c)	158,740	157,291
Federal Home Loan Mortgage Corp., Series K-F57, Class A, 5.977% (SOFR30A + 0.654%), 12/25/2028 (c)	300,082	302,321
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 5.977% (SOFR30A + 0.654%), 2/25/2029 (c)	710,052	715,460
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 5.967% (SOFR30A + 0.644%), 3/25/2029 (c)	879,402	881,394
Federal Home Loan Mortgage Corp., Series K-F67, Class A, 5.957% (SOFR30A + 0.634%), 8/25/2029 (c)	460,306	463,634
Federal Home Loan Mortgage Corp., Series K-F75, Class AS, 5.876% (MSOFR1MC + 0.550%), 12/25/2029 (c)	1,461,780	1,467,116
Federal Home Loan Mortgage Corp., Series K-F155, Class AS, 5.992% (SOFR30A + 0.670%), 2/25/2030 (c)	250,000	252,318
Federal Home Loan Mortgage Corp., Series KF160, Class AS, 6.022% (SOFR30A + 0.700%), 10/25/2030 (c)	728,723	732,800
Federal Home Loan Mortgage Corp., Series K-F97, Class AS, 5.572% (SOFR30A + 0.250%), 12/25/2030 (c)	614,404	607,793
Federal Home Loan Mortgage Corp., Series K-F96, Class AL, 5.697% (SOFR30A + 0.374%), 12/25/2030 (c)	251,511	250,114
Federal Home Loan Mortgage Corp., Series K-F101, Class AS, 5.522% (SOFR30A + 0.200%), 1/25/2031 (c)	108,207	106,597
Federal Home Loan Mortgage Corp., Series K-F102, Class AS, 5.522% (SOFR30A + 0.200%), 1/25/2031 (c)	7,008,585	6,932,212
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 5.542% (SOFR30A + 0.220%), 5/25/2031 (c)	325,214	319,342
Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 5.532% (SOFR30A + 0.210%), 6/25/2031 (c)	275,463	271,719
Federal Home Loan Mortgage Corp., Series K-F136, Class AS, 5.732% (SOFR30A + 0.410%), 4/25/2032 (c)	1,079,559	1,074,809
Federal Home Loan Mortgage Corp., Series K-F141, Class AS, 5.892% (SOFR30A + 0.570%), 7/25/2032 (c)	1,078,923	1,085,220
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $45,363,594)		$45,279,963

Corporate Obligations ― 9.79%
Basic Materials ― 0.51%
Freeport-McMoRan, Inc., 4.550%, 11/14/2024	700,000	695,513
NOVA Chemicals Corp., 5.000%, 5/1/2025 (a)	200,000	196,654
Nutrien Ltd., 3.000%, 4/1/2025	250,000	243,925
Sherwin-Williams Co., 3.125%, 6/1/2024	500,000	498,757
Steel Dynamics, Inc., 2.800%, 12/15/2024	450,000	441,786
		2,076,635
Communications ― 0.25%
Expedia Group, Inc., 6.250%, 5/1/2025 (a)	132,000	132,320
Sprint LLC, 7.625%, 2/15/2025	500,000	504,146
Verizon Communications, Inc., 3.500%, 11/1/2024	400,000	395,874
		1,032,340
Consumer, Cyclical ― 0.86%
American Honda Finance Corp., 0.750%, 8/9/2024	400,000	394,859
Brinker International, Inc., 5.000%, 10/1/2024 (a)	200,000	199,176
Brunswick Corp., 0.850%, 8/18/2024	200,000	196,865
Carnival Corp., 7.625%, 3/1/2026 (a)	250,000	252,292
Ford Motor Credit Co. LLC, 4.063%, 11/1/2024	700,000	693,166
General Motors Financial Co., Inc., 2.900%, 2/26/2025	500,000	488,426
Harley-Davidson Financial Services, Inc., 3.350%, 6/8/2025 (a)	500,000	485,341
NCL Corp. Ltd., 5.875%, 3/15/2026 (a)	500,000	490,823
Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025 (a)	300,000	292,795
		3,493,743
Consumer, Non-cyclical ― 1.28%
Baxter International, Inc., 1.322%, 11/29/2024	700,000	682,217
Becton Dickinson & Co., 3.363%, 6/6/2024	500,000	498,799
Campbell Soup Co., 3.950%, 3/15/2025	500,000	492,240
Conagra Brands, Inc., 4.300%, 5/1/2024	100,000	100,000
GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	300,000	299,570
Gilead Sciences, Inc., 3.500%, 2/1/2025	300,000	295,389
Global Payments, Inc., 2.650%, 2/15/2025	700,000	683,028
Laboratory Corp. of America Holdings, 3.600%, 2/1/2025	690,000	678,173
Mondelez International Holdings Netherlands BV, 2.250%, 9/19/2024 (a)	200,000	197,278
Mondelez International Holdings Netherlands BV, 0.750%, 9/24/2024 (a)	500,000	490,059
Tyson Foods, Inc., 3.950%, 8/15/2024	100,000	99,461
Zimmer Biomet Holdings, Inc., 1.450%, 11/22/2024	700,000	683,569
		5,199,783
Energy ― 2.39%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025 (a)	200,000	200,898
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	300,000	299,758
Continental Resources, Inc./OK, 3.800%, 6/1/2024	400,000	398,844
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/2025 (a)	500,000	497,422
DCP Midstream Operating LP, 5.375%, 7/15/2025	189,000	188,222
Enbridge, Inc., 2.500%, 2/14/2025	400,000	389,907
Energy Transfer LP, 2.900%, 5/15/2025	300,000	291,452
EnLink Midstream Partners LP, 4.150%, 6/1/2025	700,000	683,840
EQT Corp., 6.125%, 2/1/2025	700,000	700,151
Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/2027	300,000	303,887
Kinder Morgan Energy Partners LP, 4.300%, 5/1/2024	500,000	500,000
Marathon Petroleum Corp., 3.625%, 9/15/2024	700,000	693,806
MPLX LP, 4.875%, 12/1/2024	700,000	695,586
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	200,000	197,739
Occidental Petroleum Corp., 6.950%, 7/1/2024	300,000	300,586
Plains All American Pipeline LP / PAA Finance Corp., 3.600%, 11/1/2024	700,000	692,300
Sabine Pass Liquefaction LLC, 5.625%, 3/1/2025	412,000	410,843
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	300,000	301,796
TransCanada PipeLines Ltd., 1.000%, 10/12/2024	700,000	685,274
Western Midstream Operating LP, 3.100%, 2/1/2025	500,000	489,168
Western Midstream Operating LP, 3.950%, 6/1/2025	300,000	294,141
Williams Companies, Inc., 4.550%, 6/24/2024	500,000	498,930
		9,714,550
Financial ― 2.85%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.875%, 8/14/2024	700,000	694,228
Aircastle Ltd., 4.125%, 5/1/2024	500,000	500,000
American Express Co., 2.500%, 7/30/2024	500,000	496,106
American Tower Corp., 2.400%, 3/15/2025	500,000	485,139
Ares Capital Corp., 4.200%, 6/10/2024	300,000	299,425
Avolon Holdings Funding Ltd., 2.875%, 2/15/2025 (a)	600,000	583,455
Bank of America Corp., 4.000%, 1/22/2025	200,000	197,382
Bank of America Corp., 3.950%, 4/21/2025	100,000	98,280
Bank of Montreal, 1.500%, 1/10/2025	500,000	486,136
Bank of New York Mellon Corp., 0.850%, 10/25/2024	400,000	391,007
Capital One Financial Corp., 3.300%, 10/30/2024	500,000	494,055
Credit Suisse AG, 3.625%, 9/9/2024	700,000	694,502
Crown Castle, Inc., 3.200%, 9/1/2024	500,000	495,538
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	700,000	699,877
goeasy Ltd., 4.375%, 5/1/2026 (a)	260,000	249,295
Goldman Sachs Group, Inc., 3.500%, 1/23/2025	400,000	393,815
Goldman Sachs Group, Inc., 3.500%, 4/1/2025	100,000	98,063
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (a)	300,000	298,653
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	100,000	93,289
JPMorgan Chase & Co., 3.875%, 9/10/2024	400,000	397,446
Morgan Stanley, 3.700%, 10/23/2024	500,000	495,735
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	700,000	704,150
OneMain Finance Corp., 3.500%, 1/15/2027	250,000	230,372
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	300,000	296,573
PRA Group, Inc., 7.375%, 9/1/2025 (a)	200,000	199,245
Starwood Property Trust, Inc., 4.375%, 1/15/2027 (a)	300,000	278,236
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	200,000	200,661
Truist Financial Corp., 2.500%, 8/1/2024	500,000	495,876
United Wholesale Mortgage LLC, 5.500%, 11/15/2025 (a)	200,000	197,103
Wells Fargo & Co., 3.000%, 2/19/2025	400,000	391,661
		11,635,303
Industrial ― 1.16%
3M Co., 2.650%, 4/15/2025	400,000	388,693
Arrow Electronics, Inc., 3.250%, 9/8/2024	400,000	396,313
Boeing Co., 4.875%, 5/1/2025	450,000	444,465
Canadian Pacific Railway Co., 1.350%, 12/2/2024	375,000	365,765
Carrier Global Corp., 2.242%, 2/15/2025	700,000	681,140
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (a)	200,000	200,000
GATX Corp., 3.250%, 3/30/2025	300,000	292,998
Howmet Aerospace, Inc., 6.875%, 5/1/2025	600,000	605,149
Parker-Hannifin Corp., 3.650%, 6/15/2024	500,000	498,435
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.450%, 7/1/2024 (a)	200,000	199,208
Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.700%, 11/1/2024 (a)	325,000	319,839
Ryder System, Inc., 2.500%, 9/1/2024	300,000	296,604
		4,688,609
Technology ― 0.41%
Fiserv, Inc., 2.750%, 7/1/2024	700,000	696,446
Hewlett Packard Enterprise Co., 5.900%, 10/1/2024	500,000	500,230
International Business Machines Corp., 3.000%, 5/15/2024	500,000	499,503
		1,696,179
Utilities ― 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	300,000	298,512
TOTAL CORPORATE OBLIGATIONS (Cost ― $39,837,824)		$39,835,654

Residential Mortgage-Backed Securities ― 8.24%
A&D Mortgage LLC, Series 2023-NQM4, Class A1, 7.472%, 9/25/2068 (a)(e)	930,922	949,171
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.100%, 9/25/2068 (a)(e)	930,922	953,059
AMSR Trust, Series 2020-SFR1, Class D, 2.619%, 4/17/2037 (a)	446,000	430,957
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.580% (SOFR30A + 4.250%), 10/25/2033 (a)(c)	200,000	207,232
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 4.991%, 10/25/2059 (a)(e)	128,469	126,292
COLT Mortgage Loan Trust, Series 2024-1, Class A1, 5.835%, 2/25/2069 (a)(e)	944,059	936,955
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.135%, 11/25/2068 (a)(e)	467,576	473,861
CSMC Trust, Series 2019-RP10, Class A1, 3.148%, 12/26/2059 (a)(d)	205,415	201,616
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.557%, 3/25/2069 (a)(e)	1,500,000	1,520,065
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/2037 (a)	425,000	396,894
GCAT Trust, Series 2021-NQM7, Class A1, 1.915%, 8/25/2066 (a)(d)	262,589	233,505
GCAT Trust, Series 2023-NQM2, Class A3, 6.598%, 11/25/2067 (a)(e)	418,900	414,015
Home RE Ltd., Series 2023-1, Class M1A, 7.480% (SOFR30A + 2.150%), 10/25/2033 (a)(c)	2,250,000	2,263,021
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.080% (SOFR30A + 1.750%), 11/25/2053 (a)(c)	473,558	479,694
JPMorgan Wealth Management, Series 2020-ATR1, Class A4, 3.000%, 2/25/2050 (a)(d)	227,442	222,715
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892%, 10/25/2066 (a)(e)	243,626	236,577
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class A2, 6.405%, 12/25/2068 (a)(e)	4,669,354	4,669,125
Oaktown Re Ltd., Series 2021-2, Class M1B, 8.230% (SOFR30A + 2.900%), 4/25/2034 (a)(c)	2,250,000	2,272,432
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(d)	415,443	414,170
Pretium Mortgage Credit Partners LLC, Series 2021-NPL1, Class A1, 5.240%, 9/27/2060 (a)(e)	282,433	277,324
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, 1.992%, 2/25/2061 (a)(e)	285,437	276,963
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A1, 7.520%, 4/27/2054 (a)	2,500,000	2,516,852
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(e)	302,687	306,572
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/2037 (a)	995,543	958,724
PRPM LLC, Series 2020-4, Class A1, 5.610%, 10/25/2025 (a)(e)	428,668	422,601
PRPM LLC, Series 2021-2, Class A1, 5.115%, 3/25/2026 (a)(d)	392,900	381,936
PRPM LLC, Series 2021-3, Class A1, 4.867%, 4/25/2026 (a)(e)	78,177	75,277
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(e)	166,635	159,636
PRPM LLC, Series 2022-NQM1, Class A3, 5.500%, 8/25/2067 (a)(e)	474,739	467,701
PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029 (a)(e)	988,847	993,368
PRPM LLC, Series 2024-NQM1, Class A3, 6.671%, 12/25/2068 (a)(e)	3,447,474	3,454,042
PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054 (a)(e)	243,680	232,872
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.000%, 11/25/2053 (a)(d)	507,050	505,096
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(d)	403,440	396,629
STAR Trust, Series 2021-SFR2, Class F, 8.285% (TSFR1M + 2.964%), 1/17/2039 (a)(c)	401,400	384,001
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(d)	893,233	809,841
Starwood Mortgage Residential Trust, Series 2022-SFR3, Class A, 6.971% (TSFR1M + 1.650%), 5/17/2039 (a)(c)	990,430	992,888
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.250%, 4/25/2057 (a)(d)	102,809	100,895
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.031% (TSFR1M + 0.714%), 2/25/2057 (a)(c)	42,089	42,716
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.431% (TSFR1M + 1.114%), 10/25/2059 (a)(c)	570,495	572,474
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(d)	195,385	175,301
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(e)	344,499	345,336
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(e)	509,136	505,775
Verus Securitization Trust, Series 2023-2, Class A2, 6.599%, 3/25/2068 (a)(e)	800,939	797,767
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $33,379,317)		$33,553,943

Residential Mortgage-Backed Securities - U.S. Government Agency ― 1.42%
Federal Home Loan Mortgage Corp., Series 5149, Class BD, 2.000%, 2/25/2031	233,957	228,871
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	147,432	146,250
Federal National Mortgage Association, 2.915%, 10/1/2025 (d)	5,546,687	5,384,191
Government National Mortgage Association, 9.000%, 12/15/2024	2,233	2,229
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $5,791,729)		$5,761,541

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 6.89%
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.030% (SOFR30A + 1.700%), 7/25/2043 (a)(c)	4,132,182	4,158,194
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.380% (SOFR30A + 1.050%), 1/25/2044 (a)(c)	4,710,064	4,718,900
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 6.480% (SOFR30A + 1.150%), 3/25/2044 (a)(c)	1,967,804	1,972,727
Federal Home Loan Mortgage Corp., Series K727, Class A2, 2.946%, 7/25/2024	231,384	230,145
Federal Home Loan Mortgage Corp., Series K047, Class A2, 3.329%, 5/25/2025 (d)	5,996,347	5,875,154
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 6.330% (SOFR30A + 1.000%), 1/25/2042 (a)(c)	5,050,791	5,057,105
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 7.330% (SOFR30A + 2.000%), 4/25/2042 (a)(c)	299,300	303,045
Federal Home Loan Mortgage Corp., Series 2022-HQA2, Class M1A, 7.980% (SOFR30A + 2.650%), 7/25/2042 (a)(c)	189,709	194,576
Federal Home Loan Mortgage Corp., Series 2023-HQA2, Class M1A, 7.330% (SOFR30A + 2.000%), 6/25/2043 (a)(c)	1,585,823	1,600,706
Federal Home Loan Mortgage Corp., Series 2024-DNA1, Class M1, 6.674% (SOFR30A + 1.350%), 2/25/2044 (a)(c)	3,747,059	3,754,085
Federal Home Loan Mortgage Corp., Series 2016-SC02, Class M2, 3.634%, 10/25/2046 (d)	66,774	61,685
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 8.045% (SOFR30A + 2.714%), 5/25/2024 (c)	97,224	97,848
Federal National Mortgage Association, Series 2014-C03, Class 2M2, 8.345% (SOFR30A + 3.014%), 7/25/2024 (c)	43,434	43,053
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $28,062,120)		$28,067,223

Short-Term Investments ― 2.65%
US Treasury Bill ― 1.22%
5.180%, 07/11/2024 (f)	5,000,000	4,948,180

Money Market Funds ― 1.43%	Shares
First American Government Obligations Fund, Class U, 5.244% (g)	5,825,359	5,825,359
TOTAL SHORT-TERM INVESTMENTS (Cost ― $10,774,599)		$10,773,539
TOTAL INVESTMENTS ― 101.08% (Cost ― $411,046,545)		$411,480,891
Liabilities in Excess of Other Assets ― (1.08%)		(4,406,294)
NET ASSETS ― 100.00%		$407,074,597

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to
$291,351,500 or 71.57% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2024, the total value of investments purchased on a when-issued basis was $1,507,281 or 0.37% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2024.

(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2024.
(f)	Rate disclosed is the effective yield as of April 30, 2024.
(g)	Rate disclosed is the seven day yield as of April 30, 2024.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$166,227,300	$-	$166,227,300
Collateralized Loan Obligations	-	75,059,763	-	75,059,763
Commercial Mortgage-Backed Securities	-	6,921,965	-	6,921,965
Commercial Mortgage-Backed Securities – U.S. Government Agency	-	45,279,963	-	45,279,963
Corporate Obligations	-	39,835,654	-	39,835,654
Residential Mortgage-Backed Securities	-	33,553,943	-	33,553,943
Residential Mortgage-Backed Securities – U.S. Government Agency	-	5,761,541	-	5,761,541
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	-	28,067,223	-	28,067,223
Short-Term Investments	5,825,359	$4,948,180	-	10,773,539
Total	$5,825,359	$405,655,532	$–	$411,480,891

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3.